Income tax (Details) - Statement of Profit or Loss and the Statement of Comprehensive Income - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Profit or Loss and the Statement of Comprehensive Income [Abstract]
Profit (expense) benefit from deferred tax recognized in income		$ 60,211	$ (55,051)	$ (49,060)
Adjustment related current income tax previous periods		311	(9,164)	(526)
Change in tax rates			(78,382)	34,012
Profit (expense) from deferred tax recognized in other comprehensive income		8,649	(206)	(5,982)
Effect of the translation of the deferred tax recognized in other comprehensive income	[1]	107,547	(30,731)	(56,024)
Total movement of net deferred tax		$ 176,718	$ (173,534)	$ (77,580)

[1]	Such effect resulting from the translation at the closing rate of deferred tax assets and liabilities of foreign subsidiaries is included in the line item “Exchange difference from translation” in Other comprehensive income (Note 27).